Related party disclosures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related party disclosures
26. Related party disclosures
26.1 Compensation of key management personnel of the Group
The remuneration of key management personnel of the Group is set out below in aggregate:

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Short-term benefits	4,479	3,488	3,176
Post-employment benefits	144	64	60
IFRS 2 share-based payment charge	875	1,152	1,470

Total compensation paid to key management personnel	5,498	4,704	4,706

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting period related to key management personnel. In 2020, key management personnel of the Group consisted of executive directors (the Chief Executive Officer and Chief Financial Officer – until July 2020), non-executive
directors and other members of senior executive management (the General Counsel, the Chief Portfolio Management and Pipeline Strategy, Chief Business Officer, Chief Scientific Officer, the Chief Patient Access and Commercial Planning and the US Site Head (SVP Regulatory Affairs) – until July 2020).
26.2 Employee Benefit Trust
In 2016 the Company set up an Employee Benefit Trust (“EBT”). The EBT holds ADS’s to satisfy the exercise of options under the Company’s share-based incentive schemes (Note 24).
No funding was loaned to the EBT by the Company during the year ended December 31, 2020 (2019: £1.0 million). During the year ended December 31, 2020, 7 ordinary shares were purchased by the EBT (2019: 1,074,274). In December 2020, the EBT Converted its ordinary shares into 247,456 ADSs which it holds along with £21,762 as of December 31, 2020 and 2019.